SUPPLEMENT DATED APRIL 26, 2013

TO PROSPECTUSES DATED MAY 2, 2011
FOR SUN LIFE FINANCIAL MASTERS I SHARE NY,
SUN LIFE FINANCIAL MASTERS CHOICE II NY,
SUN LIFE FINANCIAL MASTERS FLEX II NY
AND SUN LIFE FINANCIAL MASTERS EXTRA II NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

I.           Effective April 29, 2013, the names of the following Invesco VI Funds are changing as indicated below:

FORMER FUND NAME	NEW FUND NAME

Invesco Van Kampen V.I. American Value Fund	Invesco V.I. American Value Fund
Invesco Van Kampen V.I. Comstock Fund	Invesco V.I. Comstock Fund
Invesco Van Kampen V.I. Equity and Income Fund	Invesco V.I. Equity and Income Fund

II.           Effective April 30, 2013, the name of the following Oppenheimer VA Fund is changing as indicated below:

FORMER FUND NAME	NEW FUND NAME

Oppenheimer Global Securities Fund/VA	Oppenheimer Global Fund/VA

III.           The ultimate corporate parent of Sun Life (N.Y.) is Sun Life Financial Inc. (“Sun Life Financial”). Sun Life Financial has announced the execution of a definitive agreement to sell its United States domestic annuity business and certain of its United States life insurance businesses to Delaware Life Holdings, LLC (the “Purchaser”) (the “Proposed Transaction”). The Purchaser is a limited liability company organized under the laws of the State of Delaware. The Proposed Transaction will include the transfer of all of the issued and outstanding shares of Sun Life Assurance Company of Canada (U.S.), the sole shareholder of Sun Life (N.Y.), to the Purchaser. The closing date for the Proposed Transaction is expected to be as soon as May 31, 2013, subject to receipt of all required regulatory approvals as well as satisfaction of other closing conditions. Although completion of the Proposed Transaction will result in a change in control of Sun Life (N.Y.), the terms and conditions of your Contract with Sun Life (N.Y.) will not change and you will not need to take any action.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Masters II (NY) 2013